TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and OtherCurrent Payables.
Trade payables	$ 6,707	$ 5,966
Royalties payable	2,119	113
Payroll related liabilities	848	339
Current portion of lease obligations (note XXX)	846	372
Other	1,188	26
Total trade and other current payables	$ 11,708	$ 6,816